Interest Expense (Tables)	12 Months Ended
Dec. 31, 2020
Interest Expense.
Schedule of Interest Expense

The following is a summary of interest cost incurred during the year ended December 31, 2020, 2019 and 2018:

	December 31, 2020		December 31, 2019	December 31, 2018
	RMB	US$	RMB	RMB
Interest cost capitalized	—	—	—	—
Interest cost charged to expense	8,490	1,301	8,892	9,766
	8,490	1,301	8,892	9,766